Segment information	6 Months Ended
Jun. 30, 2015
Segment information
5 Segment information
Overview
The Group is a global financial services company domiciled in Switzerland. The Group’s business consists of two segments: Private Banking & Wealth Management and Investment Banking. The two segments are complemented by Shared Services, which provides support in the areas of finance, operations, human resources, legal and compliance, risk management and IT. Corporate Center includes parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses that have not been allocated to the segments. In addition, Corporate Center includes consolidation and elimination adjustments required to eliminate intercompany revenues and expenses. For the operations discontinued, the revenues, expenses and gains from disposals were included in the results of the Private Banking & Wealth Management segment. The reclassification of these revenues and expenses from the segment results to discontinued operations for Group reporting was effected through the Corporate Center.
Beginning in 2Q14, the majority of the balance sheet usage related to a portfolio of high-quality liquid assets managed by the Treasury function and previously recorded in the Corporate Center has been allocated to the business divisions to allow for more efficient management of their business activities from an overall Group perspective with respect to LCR and Swiss leverage requirements arising from the portfolio of assets.
> Refer to “Note 5 – Segment information” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2014 for further information on segment information, revenue sharing and cost allocation, funding and taxes.
Net revenues and income before taxes
in	2Q15	1Q15	2Q14	6M15	6M14
Net revenues (CHF million)
Private Banking & Wealth Management	3,152	2,972	3,046	6,124	6,286
Investment Banking	3,381	3,583	3,342	6,964	6,758
Corporate Center	408	118	45	526	(142)
Noncontrolling interests without SEI	14	(26)	30	(12)	390
Net revenues	6,955	6,647	6,463	13,602	13,292
Income/(loss) from continuing operations before taxes (CHF million)
Private Banking & Wealth Management	937	834	(749)	1,771	263
Investment Banking	615	945	752	1,560	1,579
Corporate Center	94	(241)	(373)	(147)	(812)
Noncontrolling interests without SEI	10	(27)	24	(17)	367
Income/(loss) from continuing operations before taxes	1,656	1,511	(346)	3,167	1,397
Total assets
end of	2Q15	1Q15	4Q14	2Q14
Total assets (CHF million)
Private Banking & Wealth Management	356,057	366,391	345,949	322,669
Investment Banking	459,977	489,202	529,044	525,101
Corporate Center	62,425	47,797	45,248	42,509
Noncontrolling interests without SEI	863	1,000	1,221	1,301
Total assets	879,322	904,390	921,462	891,580